Acquisitions and divestitures	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Acquisitions and divestitures
37	Acquisitions and divestitures
Acquisitions
Completed acquisitions impacting the prior year
Banco Dominicano del Progreso, Dominican Republic
On March 1, 2019, the Bank acquired 97.44% of the voting shares of Banco Dominicano del Progreso, a bank with operations in Dominican Republic, in exchange for total consideration of $440 million in cash. The acquired business forms part of the International Banking business segment.
The fair value of the identifiable assets and liabilities acquired of Banco Dominicano del Progreso, Dominican Republic at the date of acquisition were:

($ millions)
Total net assets acquired (1)	176
Goodwill arising on acquisition	271
Deferred tax liabilities	(3)
Non-controlling interest	(4)
Total purchase consideration transferred	$440

(1)	Includes finite life intangible assets of $26 million relating to core-deposits and customer relationships.
Goodwill value of $271 million arising on acquisition largely reflects the synergies through combining and streamlining the Bank’s current operations in Dominican Republic with Banco Dominicano del Progreso’s operations.
Banco Cencosud, Peru
On March 1, 2019, the Bank acquired 51% of the voting shares of Banco Cencosud, Peru in exchange for total consideration of $133 million in cash. The Bank and Banco Cencosud will jointly manage the credit card operations and offer other products and services to customers in partnership for 15 years. On acquisition, the Bank recorded $562 million of assets (mainly loans and intangible assets), $386 million of liabilities (mainly deposits) and a non-controlling
interest of $43 million. The intangible assets arising from acquisition of $123 million relates to the 15 year exclusivity contract. The acquired business forms part of the International Banking business segment.
Aggregate impact to Consolidated Income
For the year ended October 31, 2019, both acquisitions contributed revenue of $217 million in aggregate and a net loss of $64 million in aggregate. The primary reason for the net loss is the recording of a provision for credit losses of $151 million ($106 million after-tax)
on acquired performing financial assets, as required under IFRS 9.
Divestitures
Closed divestitures impacting the current year
Thanachart Bank, Thailand
On December 3, 2019, the Bank completed the sale to reduce its 49% interest in Thanachart Bank Public Company Limited (“TBank”) in Thailand, upon receiving regulatory approvals and satisfying closing conditions.
As part of agreements entered into with ING Groep N.V., TBank, Thanachart Capital Public Co., Ltd and TMB Bank Public Company Limited (“TMB”) in August 2019, the Bank sold its 49% interest in TBank in exchange for cash and an approximately 6% ownership interest in the form of common shares in TMB. As per the agreements, TBank became a wholly-owned subsidiary of TMB. The shares held by the Bank in TMB are classified as investment securities measured at fair value through profit or loss.
The carrying value of the Bank’s 49% interest in TBank of $3.6 billion was derecognized on the date of close and a net gain of approximately $426 million before tax ($414 million after tax) was recorded in
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately 36 basis points.
As part of the overall transaction, the Bank retained a 49% interest in two TBank subsidiaries, which are classified as investment in associates and the Bank follows the equity method of accounting.
Pension fund operations in Colombia
On December 13, 2019, the Bank completed the sale of its 51% interest in AFP Colfondos to an affiliate of AFP Habitat, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $240 million and $53 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $112 million after tax and non-controlling interests (2020 – $48 million; 2019 – $64 million) was recorded in
 Non-interest income – Other and reported in
the Other segment.
In the Consolidated Statement of Shareholder’s Equity, a gain of $27 million after tax was reclassified from AOCI to retained earnings related to investment securities designated as fair value through other comprehensive income, bringing the net impact of the divestiture to a net loss of $85 million.
Operations in Puerto Rico and the U.S. Virgin Islands
On December 31, 2019, the Bank completed the sale of its operations in Puerto Rico and the U.S. Virgin Islands (“USVI”) to Oriental Bank, a subsidiary of OFG Bancorp, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $4,800 million and $4,166 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $424 million after tax (2020 – $22 million; 2019 – $402 million) was recorded in
 Non-interest income – Other and reported in
the Other segment.
The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately seven basis points.
Insurance and banking operations in El Salvador
On January 31, 2020, the Bank completed the sale of its banking and insurance operations in El Salvador, including Scotiabank El Salvador, its subsidiaries and Scotia Seguros to Imperia Intercontinental Inc, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,796 million and $2,481 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $164 million after tax (2020 – $28 million; 2019 – $136 million) was recorded in
Non-interest income – Other and reported in
the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately four basis points.
Operations in British Virgin Islands
On May 31, 2020, the Bank completed the sale of its banking operations in the British Virgin Islands to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $631 million and $537 million, respectively, in relation to these operations have been derecognized on the date of close and a total gain of approximately $48 million after tax was recorded in

Non-interest income – Other and reported in

the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately two basis points.
Closed divestitures impacting the prior year
Pension and insurance operations in the Dominican Republic
On April 30, 2019, the Bank completed the sale of Scotia Crecer AFP and Scotia Seguros, its pension and related insurance businesses in the Dominican Republic to Grupo Rizek, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $111 million and $26 million, respectively, in relation to this business have been derecognized on the date of close and a net gain of approximately $273 million after tax was recorded in
Non-interest
income – Other and reported in the Other segment.
Banking operations in the Caribbean
On November 27, 2018, the Bank announced it has entered into an agreement to sell its banking operations in nine non-core
markets in the Caribbean. Subsequently, the Bank did not close operations in two markets (Antigua and Barbuda, and Guyana) while remaining seven (Anguilla, Dominica, Grenada, St. Kitts & Nevis, St. Lucia, St. Maarten, St. Vincent & the Grenadines) were sold to Republic Financial Holdings Limited on October 31, 2019, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,086 million and $2,069 million, respectively, in relation to these operations have been derecognized on the date of close and a net gain of approximately $38 million after tax was recorded in
Non-interest
income – Other and reported in the Other segment.
Divestitures announced that are expected to close in a future period
Operations in Belize
On June 22, 2020, the Bank announced the sale of its 100% interest in Scotiabank (Belize) Ltd., to Caribbean Investment Holdings Limited. The transaction is subject to regulatory approvals and customary closing conditions. This divestiture is not considered material to the Bank.
Operations in Antigua and Barbuda
On October 13, 2020, the Bank announced that it has entered into an agreement to sell its banking operations in Antigua and Barbuda to Eastern Caribbean Amalgamated Bank Limited. The transaction is subject to regulatory approvals and customary closing conditions. This divestiture is not considered material to the Bank.
Metals business wind-down
In line with its strategy and as announced on April 28, 2020, the Bank has made the decision to wind-down the metals business. The Bank has recorded a loss
in

th
e
current
year of approximately $70 million
 in relation
to goodwill
 and other wind-down costs
.